Expected credit loss measurement - Sensitivity analysis (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (3,982)	$ (3,527)	$ (1,244)
Weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (1,237)	$ (1,110)
ECL with adjusted probabilities of scenario weights in percent of baseline	112.00%	135.00%
Baseline
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (1,102)	$ (818)
Lifetime weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(2,146)	(2,234)
Stage 1 and 2 positions
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	(1,237)
Stage 1 and 2 positions | Baseline
ECL Measurement Sensitivity Analysis [Line Items]
Total ECL allowances and provisions	$ (1,102)	$ (818)